Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC

Barclays Capital Inc. (together, the “Company”)

Société Générale

SG Americas Securities, LLC

(collectively, with the Company, the “Specified Parties”)

Re:	BBSG 2016-MRP Mortgage Trust – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loan and the related mortgaged property which we were informed are intended to be included as collateral in the offering of the BBSG 2016-MRP Mortgage Trust, Commercial Mortgage-Pass Through Certificates, Series 2016-MRP. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Data File” means the electronic data file provided to us by the Company on June 1, 2016 containing information with respect to one mortgage loan (“Mortgage Loan”) and the related mortgaged property (“Mortgaged Property”).
•	The term “Cut-off Date” means the payment date in June 2016, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

BBSG 2016-MRP Mortgage Trust June 1, 2016 Page 2

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on the Mortgage Loan and related Mortgaged Property in the Data File.

A.	For the Mortgage Loan and related Mortgaged Property in the Data File, we compared the Compared Attributes in the Data File to the corresponding information set forth the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loan and related Mortgaged Property listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms

BBSG 2016-MRP Mortgage Trust June 1, 2016 Page 3

and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Barclays Commercial Mortgage Securities LLC, Barclays Capital Inc., Société Générale and SG Americas Securities, LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

June 1, 2016

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Name	Provided by the Company
Street Address	Appraisal/ Engineering Report
City	Appraisal/ Engineering Report
State	Appraisal/ Engineering Report
County	Appraisal/ Engineering Report
Zip Code	Appraisal/ Engineering Report
Property Type	Appraisal/ Engineering Report
Property Type Detail	Appraisal/ Engineering Report
Year Built	Appraisal/ Engineering Report
Year Renovated	Appraisal/ Engineering Report
Number of Units (Total)	Underwritten Rent Roll
Number of Units (Collateral)	Underwritten Rent Roll
Unit Description	Underwritten Rent Roll
Cut-off Date	Provided by Company
Mortgage Loan Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mortgage Loan Cut-off Date Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Trust A Notes Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Co-Lender Agreement
Trust A Notes Cut-off Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Co-Lender Agreement
Trust B Notes Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Co-Lender Agreement
Trust B Notes Cut-off Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Co-Lender Agreement
Trust Loan Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Co-Lender Agreement
Trust Loan Cut-off Date Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Co-Lender Agreement
Senior Pari Passu Non-Trust Notes Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Co-Lender Agreement
Senior Pari Passu Non-Trust Notes Cut-off Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Co-Lender Agreement
Senior Pari Passu Non-Trust Notes Description	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Co-Lender Agreement
Mortgage Loan Interest Rate	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Administrative Fee	Provided by the Company
Interest Accrual Method	Loan Agreement/Promissory Note/Mortgage/Deed of Trust

A-1

Attribute	Source Document
Origination Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
First Payment Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Last IO Payment Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
First P&I Payment Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Payment Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Grace Days - Late Fee	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Grace Days - Default	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Amort Type	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Original Interest Only Term	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Remaining Interest Only Term	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Original Amortization Term	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Maturity Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Lockbox	Loan Agreement/Cash Management Agreement
Cash Management	Loan Agreement/Cash Management Agreement
Lockout Period	Loan Agreement/Cash Management Agreement
Lockout Expiration Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Prepayment / Defeasance Begin Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Prepayment / Defeasance End Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Open Period Begin Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Open Period	Loan Agreement/Cash Management Agreement
Prepayment Type	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Prepay Description	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
YM Index	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
YM Discount	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
YM Margin	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
YM Calculation Method	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Day Prepayment Permitted	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Due On Sale	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Due on Encumbrance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Other Subordinate Debt Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Mezzanine Loan Agreement
Other Subordinate Debt Type	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Mezzanine Loan Agreement

A-2

Attribute	Source Document
Future Debt Allowed?	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Assumable?	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Assumption Fee	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Appraiser Designation	Appraisal
Appraisal FIRREA (Y/N)	Appraisal
Appraisal Date	Appraisal
Appraisal Value	Appraisal
Current Occupancy %	Underwritten Rent Roll/Lease Agreement
Occupancy As Of Date	Underwritten Rent Roll/Lease Agreement
Underwritten Occupancy %	Underwritten Rent Roll/Lease Agreement
Largest Tenant (Based on Square Footage)	Underwritten Rent Roll/Lease Agreement
Largest Tenant Sq. Ft.	Underwritten Rent Roll/Lease Agreement
Largest Tenant Lease Expiration	Underwritten Rent Roll/Lease Agreement
Second Largest Tenant	Underwritten Rent Roll/Lease Agreement
Second Largest Tenant Sq. Ft.	Underwritten Rent Roll/Lease Agreement
Second Largest Tenant Lease Expiration	Underwritten Rent Roll/Lease Agreement
Third Largest Tenant	Underwritten Rent Roll/Lease Agreement
Third Largest Tenant Sq. Ft.	Underwritten Rent Roll/Lease Agreement
Third Largest Tenant Lease Expiration	Underwritten Rent Roll/Lease Agreement
Fourth Largest Tenant	Underwritten Rent Roll/Lease Agreement
Fourth Largest Tenant Sq. Ft.	Underwritten Rent Roll/Lease Agreement
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll/Lease Agreement
Fifth Largest Tenant	Underwritten Rent Roll/Lease Agreement
Fifth Largest Tenant Sq. Ft.	Underwritten Rent Roll/Lease Agreement
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll/Lease Agreement
Single Tenant (Y/N)	Underwritten Rent Roll/Lease Agreement
Engineering Report Date	Engineering Report
Phase I Date	Environmental Report
Phase II Performed (Y/N)	Environmental Report
Phase II Date	Environmental Report
Earthquake Insurance Required (Y/N)	Insurance Certificates
Terrorism Insurance Required (Y/N)	Insurance Certificates

A-3

Attribute	Source Document
Environmental Insurance Required (Y/N)	Insurance Certificates
Blanket Insurance Policy (Yes/No)	Insurance Certificates
Lien Position	Proforma Title Policy/Title Policy
Ownership Interest	Proforma Title Policy/Title Policy
Ground Lease (Y/N)	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Payment (Annual)	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Expiration Date	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Extension (Y/N)	Proforma Title Policy/Title Policy/Ground Lease
# of Ground Lease Extension Options	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Expiration Date with Extension	Proforma Title Policy/Title Policy/Ground Lease
2013 NOI Date	Company Underwritten Cash Flow Statement
2013 NOI	Company Underwritten Cash Flow Statement
2013 NCF	Company Underwritten Cash Flow Statement
2014 NOI Date	Company Underwritten Cash Flow Statement
2014 NOI	Company Underwritten Cash Flow Statement
2014 NCF	Company Underwritten Cash Flow Statement
2015 NOI Date	Company Underwritten Cash Flow Statement
2015 NOI	Company Underwritten Cash Flow Statement
2015 NCF	Company Underwritten Cash Flow Statement
Most Recent NOI Date	Company Underwritten Cash Flow Statement
Most Recent Revenue	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Underwritten In Place Revenue	Company Underwritten Cash Flow Statement
Underwritten In Place Expenses	Company Underwritten Cash Flow Statement
Underwritten In Place NOI	Company Underwritten Cash Flow Statement
Underwritten In Place Replacement Reserve	Company Underwritten Cash Flow Statement
Underwritten In Place TI/LC Reserve	Company Underwritten Cash Flow Statement
Underwritten In Place Other Reserve	Company Underwritten Cash Flow Statement
Underwritten In Place NCF	Company Underwritten Cash Flow Statement
Upfront RE Tax Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage

A-4

Attribute	Source Document
Ongoing RE Tax Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Upfront Insurance Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Insurance Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Upfront Replacement Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Replacement Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Replacement Reserve Caps	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Upfront TI/LC Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing TI/LC Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
TI/LC Caps	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Upfront Debt Service Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Debt Service Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Upfront Deferred Maintenance Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Deferred Maintenance Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Upfront Environmental Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Environmental Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Upfront Other Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Other Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Reserve Detail / Description	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Letter of Credit?	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
LOC Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Letter of Credit Description	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Release Provisions (Y/N)	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Loan Purpose	Closing Statement/Loan Agreement
Borrower Name	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Tenant In Common (Yes/No)?	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Loan Amount (sources)	Closing Statement
Sponsor Equity	Provided by Company
Subordinate Debt	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Other Sources	Closing Statement
Loan Payoff	Closing Statement
Purchase Price	Closing Statement
Closing Costs	Closing Statement

A-5

Attribute	Source Document
Reserves	Loan Agreement/Closing Statement
Sponsor Equity Distribution	Provided by Company
Other Uses	Closing Statement
Principal / Sponsor	Provided by Company
Carveout Guarantor	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Recourse	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Borrower SPE (Y/N)	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Property Manager	Loan Agreement/Promissory Note/Mortgage/Deed of Trust

A-6

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Per Unit	Mortgage Loan Original Balance divided by Number of Units (Collateral)
Net Mortgage Loan Interest Rate	Mortgage Loan Interest Rate minus Administrative Fee
Mortgage Loan Monthly Payment	Mortgage Loan Original Balance then multiplied by 365 divided by 360 and finally multiplied by Mortgage Loan Interest Rate divided by 12 months
Mortgage Loan Annual Debt Service	Mortgage Loan Monthly Payment multiplied by 12 months
Trust Loan Monthly Payment	Trust Loan Original Balance then multiplied by 365 divided by 360 and finally multiplied by Mortgage Loan Interest Rate divided by 12 months
Trust Loan Annual Debt Service	Trust Loan Monthly Payment multiplied by 12 months
Senior Pari Passu Non-Trust Notes Monthly Payment	Senior Pari Passu Non-Trust Notes Original Balance then multiplied by 365 divided by 360 and finally multiplied by Mortgage Loan Interest Rate divided by 12 months
Senior Pari Passu Non-Trust Notes Annual Debt Service	Senior Pari Passu Non-Trust Notes Monthly Payment multiplied by 12 months
Original Loan Term	Number of payments between and including the First Payment Date and the Maturity Date
Remaining Loan Term	Original Loan Term minus Seasoning
Remaining Amortization Term	Original Amortization Term minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Mortgage Loan Balloon Balance	With respect to full term interest-only Mortgage Loan, set the Mortgage Loan Balloon Balance equal to the Mortgage Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Trust Loan Balloon Balance	With respect to full term interest-only Mortgage Loan, set the Trust Loan Balloon Balance equal to the Trust Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.

B-1

Attribute	Calculation Methodology
Senior Pari Passu Non-Trust Notes Balloon Balance	With respect to full term interest-only Mortgage Loan, set the Senior Pari Passu Non-Trust Notes Balloon Balance equal to the Senior Pari Passu Non-Trust Notes Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Appraisal Value Per Unit	Appraisal Value divided by Number of Units (Collateral)
Mortgage Loan Cut-Off Date LTV	Cut-off Date Mortgage Loan Balance divided by Appraisal Value
Mortgage Loan Maturity Date LTV	Mortgage Loan Balloon Balance divided by Appraisal Value
Most Recent NCF Mortgage Loan DSCR	Most Recent NCF divided by Mortgage Loan Annual Debt Service
Underwritten In Place NOI Mortgage Loan DSCR	Underwritten in Place NOI divided by Mortgage Loan Annual Debt Service
Debt Yield on Underwritten In Place Mortgage Loan NOI	Underwritten in Place NOI divided by Cut-off Date Mortgage Loan Balance
Underwritten In Place NCF Mortgage Loan DSCR	Underwritten in Place NCF divided by Mortgage Loan Annual Debt Service
Mortgage Loan Debt Yield on Underwritten In Place NCF	Underwritten in Place NCF divided Cut-off Date Mortgage Loan Balance
Total Sources	Loan Amount (sources) plus Sponsor Equity plus Subordinate Debt plus Other Sources
Total Uses	Loan Payoff plus Purchase Price plus Closing Costs plus Reserves plus Sponsor Equity Distribution plus Other Uses

B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Company,” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1